Investments Accounted for Using Equity Method - Summary of Share of Profits/(Losses) of Investments Accounted for Using Equity Method (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share of profit/ (loss) of investments accounted for using equity method:
Associates	¥ 99	¥ 129	¥ 40
Joint ventures	(3)	(2)	(2)
Share of profit/ (loss) of investments accounted for using equity method	¥ 96	¥ 127	¥ 38